Segmented Information	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Segmented Information
19.
SEGMENTED INFORMATION

The Company operates in one operating segment. Thacker Pass was in the exploration and evaluation phase and was transferred to the development stage effective February 1, 2023. Substantially all the assets and the liabilities of the Company relate to Thacker Pass.